Investment securities (Details 5) - CHF (SFr) SFr in Millions	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Jun. 30, 2014
Held-to-maturity debt securities amortized cost disclosures
Total, amortized cost	SFr 0	SFr 244	SFr 0	SFr 0
Debt securities
Available-for-sale debt securities amortized cost disclosures
Due within 1 year, amortized cost	748
Due from 1 to 5 years, amortized cost	1,362
Due from 5 to 10 years, amortized cost	177
Due after 10 years, amortized cost	940
Total, amortized cost	3,227		2,619
Available-for-sale debt securities fair value disclosures
Due within 1 year, fair value	749
Due from 1 to 5 years, fair value	1,398
Due from 5 to 10 years, fair value	190
Due after 10 years, fair value	942
Total, fair value	SFr 3,279		SFr 2,683
Available-for-sale debt securities average yield disclosures
Due within 1 year, average yield (as a percent)	2.30%
Due from 1 to 5 years, average yield (as a percent)	0.95%
Due from 5 to 10 years, average yield (as a percent)	1.19%
Due after 10 years, average yield (as a percent)	3.21%
Total, average yield (as a percent)	1.93%